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                                                            [METLIFE LETTERHEAD]


New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

May 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:   New England Life Insurance Company
      New England Variable Annuity Separate Account
      American Growth Series
      File No. 033-85442/811-08828
      Rule 497(j) Certification

Commissioners:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 20 for the Account filed electronically with the Commission on April 20, 2007.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel